Statements of Operations - USD ($)		3 Months Ended	4 Months Ended
		Sep. 30, 2022	Sep. 30, 2022
Expenses
Sponsor's fee		$ 11,531	$ 11,541
Total expenses		11,531	11,541
Net investment loss		(11,531)	(11,541)
Net realized and change in unrealized gain (loss) on investment in gold
Net realized gain (loss) from gold sold for rebalancing and to pay expenses		(384)	(384)
Net change in unrealized appreciation (depreciation) on investment in gold		(2,355,378)	(2,422,459)
Net realized and change in unrealized gain (loss) on investment in gold		(2,355,762)	(2,422,843)
Net increase (decrease) in net assets resulting from operations		$ (2,367,293)	$ (2,434,384)
Net increase (decrease) in net assets per Share	[1]	$ (1.77)	$ (2.49)

[1]	Net increase (decrease) in net assets per Share based on average shares outstanding during the period.